Equity (Tables)	9 Months Ended
Sep. 30, 2022
Equity
Schedule of composition of the ecopetrol business group's reserves

	September 30,	December 31,
	2022	2021
	(Unaudited)
Legal reserve	6,407,256	4,737,788
Fiscal and statutory reserves	509,082	509,082
Occasional reserves (1)	1,982,295	5,377,359
Total	8,898,633	10,624,229
(1)	Ecopetrol's General Shareholders' Meeting, held on March 30, 2022, approved the 2021 profit distribution project, and recognized a reserve of $8,889,900 (2021: $5,377,359) to support financial sustainability of the Company and flexibility in the development of its strategy. The Extraordinary General Assembly of June 17, 2022, approved the modification of the destination of a part of the occasional reserve to distribute it as an extraordinary dividend for $6,907,605.

Schedule of balance of movement of the equity reserves

	September 30,	September 30,
	2022	2021

	(Unaudited)
Opening balance	10,624,229	9,635,136
Release of reserves	(5,886,441)	(5,066,156)
Appropriation of reserves	11,068,450	6,055,249
Dividends declared	(6,907,605)	—
Closing balance	8,898,633	10,624,229

Schedule of composition of the other comprehensive results attributable to the shareholders

	September 30,	December 31,
	2022	2021
	(Unaudited)
Foreign currency translation and others (1)	25,569,813	17,244,256
Hedges of a net investment in a foreign operation	(7,919,862)	(4,364,466)
Loss on defined benefit obligation	(1,555,320)	(517,278)
Cash flow hedging - Future crude oil exports	(2,540,214)	(945,250)
Cash flow hedging - Derivative financial instruments	(20,687)	(61,502)
Financial instruments measured at fair value	725	2,134
	13,534,455	11,357,894

(1)The variation mainly corresponds to the increase in the exchange rate during 2022.

Schedule of earnings per share

	September 30,
	2022	2021

	(Unaudited)
Profit attributable to Ecopetrol’s shareholders	24,770,909	10,217,081
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	602.5	248.5